SUBSEQUENT EVENTS (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 31, 2020 shares	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Acquisition-related costs				$ 1,236	$ 0
Detour Gold Corporation
Disclosure of non-adjusting events after reporting period [line items]
Acquisition-related costs			$ 1,000
Detour Gold Corporation | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Acquisition-related costs		$ 35,000
Major business combination | Detour Gold Corporation
Disclosure of non-adjusting events after reporting period [line items]
Share exchange ratio	0.4343
Consideration transferred, common stock issued (in shares) | shares	77,217,129
Common shares issuable upon exercise of stock options by option holders of acquiree (in shares) | shares	343,485
Major business combination | Detour Gold Corporation | Kirkland Lake Gold Ltd.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of common stock held by Kirkland Lake shareholders after acquisition	73.00%
Percentage of common stock held by former Detour shareholders after acquisition	27.00%